Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Intangible Assets [Abstract]
INTANGIBLE ASSETS

8 (b). INTAINGIBLE ASSETS

The purchases of the intangible assets during the six-months period ended 30 June 2020 were USD 6,389 (30 June 2019: USD 538,985). The amortization expense for the six-months period ended 30 June 2020 was USD 213,378 (30 June 2019: USD 207,464).

Effective 1 April 2020, the Group has fully implemented a new core insurance system and transferred the work in progress amount to the software and licenses account within intangible assets.

14.	INTANGIBLE ASSETS

	2019			2018
	Computer software / licenses	Work in progress*	Total	Computer software / licenses	Work in progress*	Total
	USD	USD	USD	USD	USD	USD
Cost
Beginning balance	1,183,341	2,840,235	4,023,576	1,171,134	1,874,003	3,045,137
Additions	6,670	992,202	998,872	12,207	966,232	978,439
Ending balance	1,190,011	3,832,437	5,022,448	1,183,341	2,840,235	4,023,576

Amortization
Beginning balance	1,087,826	-	1,087,826	1,016,122	-	1,016,122
Additions	48,728	-	48,728	71,704	-	71,704
Ending balance	1,136,554	-	1,136,554	1,087,826	-	1,087,826
Net carrying amount	53,457	3,832,437	3,885,894	95,515	2,840,235	2,935,750

* Work in progress balance represents the payments towards the purchase of new insurance software. The management expects that the software will be installed during the first half of 2020, and the expected cost to complete the project is USD 225,375.